Fair Value Measurements	12 Months Ended
Dec. 31, 2013
Fair Value Measurements

Note 3 – Fair Value Measurements

Fair value under GAAP is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in an orderly transaction between market participants on the measurement date.

Fair Value Hierarchy. The following describes the hierarchy of valuation inputs (Levels 1, 2, and 3) used to measure fair value and the primary valuation methodologies used by Northern Trust for financial instruments measured at fair value on a recurring basis. Observable inputs reflect market data obtained from sources independent of the reporting entity; unobservable inputs reflect the entity’s own assumptions about how market participants would value an asset or liability based on the best information available. GAAP requires an entity measuring fair value to maximize the use of observable inputs and minimize the use of unobservable inputs and establishes a fair value hierarchy of inputs. Financial instruments are categorized within the hierarchy based on the lowest level input that is significant to their valuation. Northern Trust’s policy is to recognize transfers into and transfers out of fair value levels as of the end of the reporting period in which the transfer occurred. No transfers between fair value levels occurred during the years ended December 31, 2013 or 2012.

Level 1 – Quoted, active market prices for identical assets or liabilities. Northern Trust’s Level 1 assets are comprised of available for sale investments in U.S. treasury securities.

Level 2 – Observable inputs other than Level 1 prices, such as quoted active market prices for similar assets or liabilities, quoted prices for identical or similar assets in inactive markets, and model-derived valuations in which all significant inputs are observable in active markets. Northern Trust’s Level 2 assets include available for sale and trading account securities, the fair values of which are determined predominantly by external pricing vendors. Prices received from vendors are compared to other vendor and third-party prices. If a security price obtained from a pricing vendor is determined to exceed pre-determined tolerance levels that are assigned based on an asset type’s characteristics, the exception is researched and, if the price is not able to be validated, an alternate pricing vendor is utilized, consistent with Northern Trust’s pricing source hierarchy. As of December 31, 2013, Northern Trust’s available for sale securities portfolio included 831 Level 2 securities with an aggregate market value of $26.4 billion. Of those, 829 securities, with a market value of $26.3 billion, were valued by external pricing vendors. The remaining 2 securities, with an aggregate market value of $57.4 million, were valued consistent with prices of similar securities as there were no vended prices available for these securities. As of December 31, 2012, Northern Trust’s available for sale securities portfolio included 696 Level 2 securities with an aggregate market value of $26.8 billion. Of those, 689 securities, with a market value of $26.5 billion, were valued by external pricing vendors. The remaining 7 securities, with an aggregate market value of $307.1 million, were valued consistent with prices of similar securities as there were no vended prices available for these securities. Trading account securities, which totaled $1.7 million and $8.0 million as of December 31, 2013 and December 31, 2012, respectively, were all valued using external pricing vendors.

Northern Trust has established processes and procedures to assess the suitability of valuation methodologies used by external pricing vendors, including reviews of valuation techniques and assumptions used for selected securities. On a daily basis, periodic quality control reviews of prices received from vendors are conducted which include comparisons to prices on similar security types received from multiple pricing vendors and to the previous day’s reported prices for each security. Predetermined tolerance level exceptions are researched and may result in additional validation through available market information or the use of an alternate pricing vendor. Quarterly, Northern Trust reviews documentation from third-party pricing vendors regarding the valuation processes and assumptions used in their valuations and assesses whether the fair value levels assigned by Northern Trust to each security classification are appropriate. Annually, valuation inputs used within third-party pricing vendor valuations are reviewed for propriety on a sample basis through a comparison of inputs used to comparable market data, including security classifications that are less actively traded and security classifications comprising significant portions of the portfolio.

Level 2 assets and liabilities also include derivative contracts which are valued internally using widely accepted income-based models that incorporate inputs readily observable in actively quoted markets and reflect the contractual terms of the contracts. Observable inputs include foreign exchange rates and interest rates for foreign exchange contracts; credit spreads, default probabilities, and recovery rates for credit default swap contracts; interest rates for interest rate swap contracts and forward contracts; and interest rates and volatility inputs for interest rate option contracts. Northern Trust evaluates the impact of counterparty credit risk and its own credit risk on the valuation of its derivative instruments. Factors considered include the likelihood of default by Northern Trust and its counterparties, the remaining maturities of the instruments, net exposures after giving effect to master netting arrangements or similar agreements, available collateral, and other credit enhancements in determining the appropriate fair value of derivative instruments. The resulting valuation adjustments have not been considered material.

Level 3 – Valuation techniques in which one or more significant inputs are unobservable in the marketplace. Northern Trust’s Level 3 assets consist of auction rate securities purchased in 2008 from Northern Trust clients. To estimate the fair value of auction rate securities, for which trading is limited and market prices are generally unavailable, Northern Trust developed and maintains a pricing model that discounts estimated cash flows over their estimated remaining lives. Significant inputs to the model include the contractual terms of the securities, credit risk ratings, discount rates, forward interest rates, credit/liquidity spreads, and Northern Trust’s own assumptions about the estimated remaining lives of the securities. The significant unobservable inputs used in the fair value measurement are Northern Trust’s own assumptions about the estimated remaining lives of the securities and the applicable discount rates. Significant increases (decreases) in the estimated remaining lives or the discount rates in isolation would result in a significantly lower (higher) fair value measurement. Level 3 liabilities consist of acquisition related contingent consideration liabilities. The fair values of these contingent consideration liabilities have been determined using an income-based (discounted cash flow) model that incorporates Northern Trust’s own assumptions about business growth rates and applicable discount rates, which represent unobservable inputs to the model. Significant increases (decreases) in projected growth rates in isolation would result in significantly higher (lower) fair value measurements, while significant increases (decreases) in the discount rate in isolation would result in significantly lower (higher) fair value measurements.

Northern Trust believes its valuation methods for its assets and liabilities carried at fair value are appropriate; however, the use of different methodologies or assumptions, particularly as applied to Level 3 assets and liabilities, could have a material effect on the computation of their estimated fair values.

Management of various businesses and departments of Northern Trust (including Corporate Market Risk, Credit Policy, Corporate Financial Management, and relevant business unit personnel) determine the valuation policies and procedures for Level 3 assets and liabilities. Each business and department represents a component of Northern Trust’s business units, and reports to management of their respective business units. Generally, valuation policies are reviewed by management of each business or department. Fair value measurements are performed upon acquisitions of an asset or liability. As necessary, the valuation models are reviewed by management of the appropriate business or department, and adjusted for changes in inputs. Management of each business or department reviews the inputs in order to substantiate the unobservable inputs used in each fair value measurement. When appropriate, management reviews forecasts used in the valuation process in light of other relevant financial projections to understand any variances between current and previous fair value measurements. In certain circumstances, third party information is used to support the fair value measurements. If certain third party information seems inconsistent with consensus views, a review of the information is performed by management of the respective business or department to conclude as to the appropriate fair value of the asset or liability.

The following presents the fair values of, and the valuation techniques, significant unobservable inputs, and quantitative information used to develop significant unobservable inputs for, Northern Trust’s Level 3 assets and liabilities as of December 31, 2013.

FINANCIAL INSTRUMENT	FAIR VALUE	VALUATION TECHNIQUE	UNOBSERVABLE INPUT	RANGE OF LIVES AND RATES
Auction Rate Securities	$98.9 million	Discounted Cash Flow	Remaining lives Discount rates	2.4 – 8.6 years 0.3% – 7.7%
Contingent Consideration	$55.4 million	Discounted Cash Flow	Discount rate Business growth rates	10.5% 19% – 21%

The following presents assets and liabilities measured at fair value on a recurring basis as of December 31, 2013 and 2012, segregated by fair value hierarchy level.

	DECEMBER 31, 2013
(In Millions)	LEVEL 1	LEVEL 2	LEVEL 3	NETTING	ASSETS/ LIABILITIES AT FAIR VALUE
Securities
Available for Sale
U.S. Government	$1,917.9	$–	$–	$–	$1,917.9
Obligations of States and Political Subdivisions	–	4.6	–	–	4.6
Government Sponsored Agency	–	17,528.0	–	–	17,528.0
Corporate Debt	–	3,524.5	–	–	3,524.5
Covered Bonds	–	1,943.9	–	–	1,943.9
Supranational, Sovereign and Non-U.S. Agency Bonds	–	720.6	–	–	720.6
Residential Mortgage-Backed	–	48.1	–	–	48.1
Other Asset-Backed	–	2,391.8	–	–	2,391.8
Auction Rate	–	–	98.9	–	98.9
Other	–	214.5	–	–	214.5

Total Available for Sale	1,917.9	26,376.0	98.9	–	28,392.8

Trading Account	–	1.7	–	–	1.7

Total Available for Sale and Trading Securities	1,917.9	26,377.7	98.9	–	28,394.5

Other Assets
Derivative Assets
Foreign Exchange Contracts	–	2,865.7	–	–	2,865.7
Interest Rate Swaps	–	237.9	–	–	237.9

Total Derivative Assets	–	3,103.6	–	(1,369.0)	1,734.6

Other Liabilities
Derivative Liabilities
Foreign Exchange Contracts	–	2,905.7	–	–	2,905.7
Interest Rate Swaps	–	195.2	–	–	195.2

Total Derivative Liabilities	–	3,100.9	–	(1,926.0)	1,174.9

Contingent Consideration	$–	$–	$55.4	$–	$55.4

Note: Northern Trust has elected to net derivative assets and liabilities when legally enforceable master netting arrangements or similar agreements exist between Northern Trust and the counterparty. As of December 31, 2013, derivative assets and liabilities shown above also include reductions of $210.7 million and $767.7 million, respectively, as a result of cash collateral received from and deposited with derivative counterparties.

	DECEMBER 31, 2012
(In Millions)	LEVEL 1	LEVEL 2	LEVEL 3	NETTING	ASSETS/ LIABILITIES AT FAIR VALUE
Securities
Available for Sale
U.S. Government	$1,784.6	$–	$–	$–	$1,784.6
Obligations of States and Political Subdivisions	–	14.1	–	–	14.1
Government Sponsored Agency	–	18,638.8	–	–	18,638.8
Corporate Debt	–	2,618.4	–	–	2,618.4
Covered Bonds	–	1,748.0	–	–	1,748.0
Supranational Bonds	–	1,060.7	–	–	1,060.7
Residential Mortgage-Backed	–	92.0	–	–	92.0
Other Asset-Backed	–	2,283.9	–	–	2,283.9
Auction Rate	–	–	97.8	–	97.8
Other	–	305.2	–	–	305.2

Total Available for Sale	1,784.6	26,761.1	97.8	–	28,643.5

Trading Account	–	8.0	–	–	8.0

Total Available for Sale and Trading Securities	1,784.6	26,769.1	97.8	–	28,651.5

Other Assets
Derivatives
Foreign Exchange Contracts	–	1,756.6	–	–	1,756.6
Interest Rate Swaps	–	310.3	–	–	310.3

Total Derivatives Assets	–	2,066.9	–	(1,101.1)	965.8

Other Liabilities
Derivatives
Foreign Exchange Contracts	–	1,772.7	–	–	1,772.7
Interest Rate Swaps	–	249.3	–	–	249.3
Credit Default Swaps	–	1.0	–	–	1.0

Total Derivatives Liabilities	–	2,023.0	–	(1,407.5)	615.5

Contingent Consideration	–	–	50.1	–	50.1

Note: Northern Trust has elected to net derivative assets and liabilities when legally enforceable master netting arrangements or similar agreements exist between Northern Trust and the counterparty. As of December 31, 2012, derivative assets and liabilities shown above also include reductions of $118.6 million and $425.0 million, respectively, as a result of cash collateral received from and deposited with derivative counterparties.

The following tables present the changes in Level 3 assets and liabilities for the years ended December 31, 2013 and 2012.

LEVEL 3 ASSETS	AUCTION RATE SECURITIES
(In Millions)	2013	2012
Fair Value at January 1	$97.8	$178.3
Total Gains and (Losses):
Included in Earnings(1)	0.1	(21.6)
Included in Other Comprehensive Income(2)	3.8	6.4
Purchases, Issuances, Sales, and Settlements:
Sales	(0.6)	(54.7)
Settlements	(2.2)	(10.6)

Fair Value at December 31	$98.9	$97.8

(1) Realized gains for the year ended December 31, 2013 of $0.1 million represents gains from redemptions by issuers. Realized losses for the year ended December 31, 2012 of $21.6 million include $20.8 million of losses from sales of securities and $1.6 million of impairment losses, partially offset by $0.8 million of gains from redemptions by issuers. Gains on redemptions are recorded in interest income and sales and impairment losses are recorded in investment security gains (losses), net, within the consolidated statement of income.

(2) Unrealized losses related to auction rate securities are included in net unrealized gains (losses) on securities available for sale, within the consolidated statement of comprehensive income.

LEVEL 3 LIABILITIES	CONTINGENT CONSIDERATION
(In Millions)	2013	2012
Fair Value at January 1	$50.1	$56.8
Total (Gains) and Losses:
Included in Earnings(1)	5.3	2.0
Included in Other Comprehensive Income(2)	–	(0.5)
Purchases, Issuances, Sales, and Settlements:
Purchases	–	–
Settlements	–	(8.2)

Fair Value at December 31	$55.4	$50.1
Unrealized (Gains) Losses Included in Earnings Related to Financial Instruments Held at December 31(1)	$5.3	$4.8

(1) Gains (losses) are recorded in other operating income (expense) within the consolidated statement of income.

(2) Unrealized foreign currency related losses on contingent consideration liabilities are included in foreign currency translation adjustments, within the consolidated statement of comprehensive income.

For the years ended December 31, 2013 and 2012, there were no assets or liabilities transferred into or out of Level 3.

Carrying values of assets and liabilities that are not measured at fair value on a recurring basis may be adjusted to fair value in periods subsequent to their initial recognition, for example, to record an impairment of an asset. GAAP requires entities to separately disclose these subsequent fair value measurements and to classify them under the fair value hierarchy.

Assets measured at fair value on a nonrecurring basis at December 31, 2013 and 2012, all of which were categorized as Level 3 under the fair value hierarchy, were comprised of impaired loans whose values were based on real-estate and other available collateral, and of Other Real Estate Owned (OREO) properties. Fair values of real-estate loan collateral were estimated using a market approach typically supported by third party valuations and property specific fees and taxes, and were subject to adjustments to reflect management’s judgment as to realizable value. Other loan collateral, which typically consists of accounts receivable, inventory and equipment, is valued using a market approach adjusted for asset specific characteristics and in limited instances third party valuations are used.

Collateral-based impaired loans that have been adjusted to fair value totaled $34.0 million and $35.0 million at December 31, 2013 and 2012, respectively, and the level of specific allowances on these loans was decreased by $14.3 million during the year ended December 31, 2013 and by $8.5 million for the year ended December 31, 2012.

OREO properties that have been adjusted to fair value totaled $1.4 million and $2.3 million at December 31, 2013 and 2012, respectively, and $1.0 million and $0.8 million were charged through other operating expense during the years ended December 31, 2013 and 2012, respectively, to reduce the fair values of these OREO properties.

The following table provides the fair value of, and the valuation technique, significant unobservable inputs, and quantitative information used to develop the significant unobservable inputs for, Northern Trust’s Level 3 assets that were measured at fair value on a nonrecurring basis as of December 31, 2013.

FINANCIAL INSTRUMENT	FAIR VALUE	VALUATION TECHNIQUE	UNOBSERVABLE INPUT	RANGE OF DISCOUNTS APPLIED
Loans	$34.0 million	Market Approach	Discount to reflect realizable value	15% – 40%
OREO	$1.4 million	Market Approach	Discount to reflect realizable value	15% – 40%

Fair Value of Financial Instruments. GAAP requires disclosure of the estimated fair value of certain financial instruments and the methods and significant assumptions used to estimate fair value. It excludes from this requirement nonfinancial assets and liabilities, as well as a wide range of franchise, relationship, and intangible values that add value to Northern Trust. Accordingly, the required fair value disclosures provide only a partial estimate of the fair value of Northern Trust. Financial instruments recorded at fair value on Northern Trust’s consolidated balance sheet are discussed above. The following methods and assumptions were used in estimating the fair values of financial instruments that are not carried at fair value.

Held to Maturity Securities. The fair values of held to maturity securities were modeled by external pricing vendors, or in limited cases internally, using widely accepted models which are based on an income approach that incorporates current market yield curves.

Loans (excluding lease receivables). The fair value of the loan portfolio was estimated using an income approach (discounted cash flow) that incorporates current market rates offered by Northern Trust as of the date of the consolidated financial statements. The fair values of all loans were adjusted to reflect current assessments of loan collectability.

Federal Reserve and Federal Home Loan Bank Stock. The fair values of Federal Reserve and Federal Home Loan Bank stock are equal to their carrying values which represent redemption value.

Community Development Investments. The fair values of these instruments were estimated using an income approach (discounted cash flow) that incorporates current market rates.

Employee Benefit and Deferred Compensation. These assets include U.S. treasury securities and investments in mutual and collective trust funds held to fund certain supplemental employee benefit obligations and deferred compensation plans. Fair values of U.S. treasury securities were determined using quoted, active market prices for identical securities. The fair values of investments in mutual and collective trust funds were valued at the funds’ net asset values based on a market approach.

Savings Certificates and Other Time Deposits. The fair values of these instruments were estimated using an income approach (discounted cash flow) that incorporates market interest rates currently offered by Northern Trust for deposits with similar maturities.

Senior Notes, Subordinated Debt, and Floating Rate Capital Debt. Fair values were determined using a market approach based on quoted market prices, when available. If quoted market prices were not available, fair values were based on quoted market prices for comparable instruments.

Federal Home Loan Bank Borrowings. The fair values of these instruments were estimated using an income approach (discounted cash flow) that incorporates market interest rates available to Northern Trust.

Loan Commitments. The fair values of loan commitments represent the estimated costs to terminate or otherwise settle the obligations with a third party adjusted for any related allowance for credit losses.

Standby Letters of Credit. The fair values of standby letters of credit are measured as the amount of unamortized fees on these instruments, inclusive of the related allowance for credit losses. Fees are determined by applying basis points to the principal amounts of the letters of credit.

Financial Instruments Valued at Carrying Value. Due to their short maturity, the carrying values of certain financial instruments approximated their fair values. These financial instruments include cash and due from banks; federal funds sold and securities purchased under agreements to resell, interest-bearing deposits with banks, Federal Reserve deposits and other interest-bearing assets; client security settlement receivables; non-U.S. offices interest-bearing deposits; federal funds purchased; securities sold under agreements to repurchase; and other borrowings (includes term federal funds purchased, and other short-term borrowings). As required by GAAP, the fair values required to be disclosed for demand, noninterest-bearing, savings, and money market deposits must equal the amounts disclosed in the consolidated balance sheet, even though such deposits are typically priced at a premium in banking industry consolidations.

The following tables summarize the fair values of all financial instruments.

	DECEMBER 31, 2013
(In Millions)			FAIR VALUE
	BOOK VALUE	TOTAL FAIR VALUE	LEVEL 1	LEVEL 2	LEVEL 3
ASSETS
Cash and Due from Banks	$3,162.4	$3,162.4	$3,162.4	$–	$–
Federal Funds Sold and Resell Agreements	529.6	529.6	–	529.6	–
Interest-Bearing Deposits with Banks	19,397.4	19,397.4	–	19,397.4	–
Federal Reserve Deposits and Other Interest-Bearing	12,911.5	12,911.5	–	12,911.5	–
Securities
Available for Sale (Note)	28,392.8	28,392.8	1,917.9	26,376.0	98.9
Held to Maturity	2,325.8	2,321.4	–	2,321.4	–
Trading Account	1.7	1.7	–	1.7	–
Loans (excluding Leases)
Held for Investment	28,136.5	28,147.2	–	–	28,147.2
Held for Sale	–	–	–	–	–
Client Security Settlement Receivables	1,355.2	1,355.2	–	1,355.2	–
Other Assets
Federal Reserve and Federal Home Loan Bank Stock	194.7	194.7	–	194.7	–
Community Development Investments	228.1	227.8	–	227.8	–
Employee Benefit and Deferred Compensation	132.7	126.9	79.3	47.6	–
LIABILITIES
Deposits
Demand, Noninterest-Bearing, Savings and Money Market	$33,762.0	$33,762.0	$33,762.0	$–	$–
Savings Certificates and Other Time	1,874.4	1,877.1	–	1,877.1	–
Non-U.S. Offices Interest-Bearing	48,461.7	48,461.7	–	48,461.7	–
Federal Funds Purchased	965.1	965.1	–	965.1	–
Securities Sold under Agreements to Repurchase	917.3	917.3	–	917.3	–
Other Borrowings	1,558.6	1,558.6	–	1,558.6	–
Senior Notes	1,996.6	1,989.3	–	1,989.3	–
Long Term Debt (excluding Leases)
Subordinated Debt	1,537.3	1,563.5	–	1,563.5	–
Federal Home Loan Bank Borrowings	135.0	137.2	–	137.2	–
Floating Rate Capital Debt	277.1	230.2	–	230.2	–
Other Liabilities
Standby Letters of Credit	59.6	59.6	–	–	59.6
Contingent Consideration	55.4	55.4	–	–	55.4
Loan Commitments	35.7	35.7	–	–	35.7
DERIVATIVE INSTRUMENTS
Asset/Liability Management
Foreign Exchange Contracts
Assets	$21.0	$21.0	$–	$21.0	$–
Liabilities	59.5	59.5	–	59.5	–
Interest Rate Swaps
Assets	115.1	115.1	–	115.1	–
Liabilities	78.2	78.2	–	78.2	–
Client-Related and Trading
Foreign Exchange Contracts
Assets	2,844.7	2,844.7	–	2,844.7	–
Liabilities	2,846.2	2,846.2	–	2,846.2	–
Interest Rate Contracts
Assets	122.8	122.8	–	122.8	–
Liabilities	117.0	117.0	–	117.0	–

Note: Refer to the table located on page 69 for the disaggregation of available for sale securities.

	DECEMBER 31, 2012
			FAIR VALUE
(In Millions)	BOOK VALUE	TOTAL FAIR VALUE	LEVEL 1	LEVEL 2	LEVEL 3
ASSETS
Cash and Due from Banks	$3,752.7	$3,752.7	$3,752.7	$–	$–
Federal Funds Sold and Resell Agreements	60.8	60.8	–	60.8	–
Interest-Bearing Deposits with Banks	18,803.5	18,803.5	–	18,803.5	–
Federal Reserve Deposits and Other Interest-Bearing	7,619.7	7,619.7	–	7,619.7	–
Securities
Available for Sale (Note)	28,643.5	28,643.5	1,784.6	26,761.1	97.8
Held to Maturity	2,382.0	2,394.8	–	2,394.8	–
Trading Account	8.0	8.0	–	8.0	–
Loans (excluding Leases)
Held for Investment	28,165.4	28,220.2	–	–	28,220.2
Held for Sale	11.7	11.7	–	–	11.7
Client Security Settlement Receivables	2,049.1	2,049.1	–	2,049.1	–
Other Assets
Federal Reserve and Federal Home Loan Bank Stock	197.6	197.6	–	197.6	–
Community Development Investments	253.2	275.1	–	275.1	–
Employee Benefit and Deferred Compensation	121.3	126.1	86.7	39.4	–
LIABILITIES
Deposits
Demand, Noninterest-Bearing, Savings and Money Market	$39,221.5	$39,221.5	$39,221.5	$–	$–
Savings Certificates and Other Time	2,466.1	2,476.7	–	2,476.7	–
Non-U.S. Offices Interest-Bearing	39,720.2	39,720.2	–	39,720.2	–
Federal Funds Purchased	780.2	780.2	–	780.2	–
Securities Sold under Agreements to Repurchase	699.8	699.8	–	699.8	–
Other Borrowings	367.4	367.4	–	367.4	–
Senior Notes	2,405.8	2,513.4	–	2,513.4	–
Long Term Debt (excluding Leases)
Subordinated Debt	1,045.4	1,065.3	–	1,065.3	–
Federal Home Loan Bank Borrowings	335.0	345.4	–	345.4	–
Floating Rate Capital Debt	277.0	228.0	–	228.0	–
Other Liabilities
Standby Letters of Credit	60.5	60.5	–	–	60.5
Contingent Consideration	50.1	50.1	–	–	50.1
Loan Commitments	38.9	38.9	–	–	38.9
DERIVATIVE INSTRUMENTS
Asset/Liability Management
Foreign Exchange Contracts
Assets	$21.3	$21.3	$–	$21.3	$–
Liabilities	42.3	42.3	–	42.3	–
Interest Rate Swaps
Assets	129.7	129.7	–	129.7	–
Liabilities	75.3	75.3	–	75.3	–
Credit Default Swaps
Liabilities	1.0	1.0	–	1.0	–
Client-Related and Trading
Foreign Exchange Contracts
Assets	1,735.3	1,735.3	–	1,735.3	–
Liabilities	1,730.4	1,730.4	–	1,730.4	–
Interest Rate Contracts
Assets	180.6	180.6	–	180.6	–
Liabilities	174.0	174.0	–	174.0	–

Note: Refer to the table located on page 70 for the disaggregation of available for sale securities.